Consolidated Schedule of Investments (unaudited) March 31, 2022	BlackRock Science and Technology Trust II (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles(a) — 4.1%
Arrival SA(b)	2,783,376	$10,381,993
Tesla, Inc.	84,712	91,285,651

		101,667,644

Capital Markets — 0.2%
Coinbase Global, Inc., Class A(a)	31,396	5,960,845

Diversified Consumer Services — 0.9%
Think & Learn Private Ltd., (Acquired 09/30/20, Cost: $7,113,729)(a)(c)(d)	4,651	21,866,298

Electronic Equipment, Instruments & Components — 2.4%
GoerTek, Inc., Class A	2,511,200	13,493,818
Jabil, Inc.	203,377	12,554,462
Samsung SDI Co. Ltd.	69,427	33,789,403

		59,837,683

Entertainment(a) — 2.2%
HYBE Co. Ltd.	98,853	24,982,516
Roku, Inc.	102,250	12,808,857
Take-Two Interactive Software, Inc.	120,690	18,554,881

		56,346,254

Hotels, Restaurants & Leisure — 0.6%
Trip.com Group Ltd., ADR(a)	639,900	14,794,488

Interactive Media & Services — 5.2%
Eventbrite, Inc., Class A(a)	663,354	9,797,739
Kakao Corp.	689,984	59,972,385
Snap, Inc., Class A(a)	924,857	33,285,603
ZoomInfo Technologies, Inc., CLass A(a)	470,942	28,134,075

		131,189,802

Internet & Direct Marketing Retail(a) — 2.1%
Cazoo Group Ltd.(b)	5,192,246	14,330,599
Farfetch Ltd., Class A	832,481	12,587,113
MercadoLibre, Inc.(e)	20,886	24,843,479

		51,761,191

IT Services — 20.0%
Adyen NV(a)(f)	14,925	29,561,850
Automattic, Inc., Series E, (Acquired 02/03/21, Cost: $34,000,000)(a)(c)(d)	400,000	29,432,000
Block, Inc.(a)(e)	258,484	35,050,430
Cloudflare, Inc., Class A(a)	219,918	26,324,185
Dlocal Ltd.(a)	378,649	11,836,568
Endava PLC, ADR(a)	342,559	45,570,624
GMO Payment Gateway Inc.	225,400	22,962,871
Grid Dynamics Holdings, Inc.(a)	912,609	12,849,535
Klarna Holdings AB, (Acquired 08/07/19, Cost: $23,354,997)(a)(c)(d)	86,839	129,605,157
Locaweb Servicos de Internet SA(a)(f)	10,701,003	22,700,902
MongoDB, Inc.(a)	73,017	32,389,611
Okta, Inc.(a)	134,592	20,318,008
Shift4 Payments, Inc., Class A(a)	330,907	20,493,070
Thoughtworks Holding Inc.(a)	662,820	13,793,284
TRAX Ltd., (Acquired 09/12/19, Cost: $10,999,987)(a)(c)(d)	293,333	13,962,651

Security	Shares	Value

IT Services (continued)
TRAX Ltd., Series D, (Acquired 02/18/21, Cost: $9,999,998)(a)(c)(d)	191,806	$9,129,966
Twilio, Inc., Class A(a)	164,211	27,063,615

		503,044,327

Professional Services — 1.5%
Legalzoom.com, Inc.(a)	677,631	9,581,702
TransUnion	274,887	28,406,823

		37,988,525

Road & Rail — 0.7%
Lyft, Inc., Class A(a)(e)	474,493	18,220,531

Semiconductors & Semiconductor Equipment — 19.6%
Alphawave IP Group PLC(a)	1,827,250	4,247,474
Ambarella, Inc.(a)	79,596	8,351,212
ASM International NV	59,152	21,539,113
BE Semiconductor Industries NV	266,772	22,740,522
CNEX Labs, Inc., (Acquired 12/14/21, Cost: $5,699,998)(a)(c)(d)	1,161,804	3,775,863
Credo Technology Group Holding Ltd., (Acquired 01/27/22, Cost: $21,617,979)(a)(d)	4,284,241	63,128,398
Lasertec Corp.	263,900	43,903,460
Lattice Semiconductor Corp.(a)	502,459	30,624,876
MACOM Technology Solutions Holdings, Inc., Class H(a)	293,944	17,598,427
Marvell Technology Inc.(e)	1,475,591	105,814,631
Monolithic Power Systems, Inc.	85,806	41,674,258
Nordic Semiconductor ASA(a)	279,928	7,130,794
Silergy Corp.	310,000	36,347,741
Soitec SA(a)	162,004	30,389,413
Wolfspeed, Inc.(a)(e)	484,481	55,163,007

		492,429,189

Software — 18.6%
Altair Engineering, Inc., Class A(a)	183,066	11,789,450
Altium Ltd.	878,972	22,150,962
AppLovin Corp., Class A(a)	409,865	22,571,265
Aspen Technology, Inc.(a)	75,978	12,564,482
Atlassian Corp. PLC, Class A(a)	86,427	25,394,845
Avalara, Inc.(a)	171,201	17,036,211
AvidXchange Holdings, Inc.(a)	534,329	4,301,348
AvidXchange, Inc., (Acquired 07/29/20, Cost: $7,474,330)(a)(d)	610,000	4,895,496
Confluent, Inc., Class A(a)	204,756	8,394,996
Crowdstrike Holdings, Inc., Class A(a)	119,985	27,246,194
Databricks, Inc., (Acquired 07/24/20, Cost: $5,501,686)(a)(c)(d)	114,553	20,289,627
DataRobot, Inc., (Acquired 03/01/21, Cost: $1,384,813)(a)(c)(d)	92,093	2,504,009
Elastic NV(a)	179,988	16,009,933
Freee KK(a)	371,500	13,186,884
Gitlab, Inc., Class A(a)(b)	626,482	34,111,945
Kakaopay Corp., (Acquired 10/22/21, Cost: $9,483,703)(a)(d)	122,803	14,907,867
Lightspeed Commerce, Inc.(a)	615,355	18,768,537
Samsara, Inc., Class A(a)(b)	642,531	10,293,347
SiteMinder Ltd.(a)	7,271,400	24,742,088
Snorkel AI, Inc., (Acquired 10/13/20, Cost: $2,017,593)(a)(c)(d)	500,250	6,838,417

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Science and Technology Trust II (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Snyk Ltd., (Acquired 11/02/20, Cost: $9,287,400)(a)(c)(d)	1,267,643	$15,972,302
Synopsys, Inc.(a)	113,770	37,916,128
Trade Desk, Inc., Class A(a)	228,664	15,834,982
Unity Software, Inc.(a)	235,916	23,405,226
Xero Ltd.(a)	262,237	19,874,329
Zscaler, Inc.(e)	156,495	37,759,114

		468,759,984

Technology Hardware, Storage & Peripherals — 1.3%
Pure Storage, Inc., Class A(a)	915,011	32,309,038

Total Common Stocks — 79.4% (Cost: $1,143,727,690)		1,996,175,799

Preferred Securities

Preferred Stocks — 20.8%(c)(d)

Communications Equipment — 0.6%
Astranis Space Technologies Corp., Series C, (Acquired 03/19/21, Cost: $17,000,010)	775,515	15,223,359

Diversified Consumer Services — 0.9%
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $14,251,080)(a)	4,920	23,130,980

Diversified Financial Services — 0.1%
Snorkel Al, Inc., Series B, (Acquired 10/13/20, Cost: $999,996)	247,943	3,389,381

Entertainment — 0.2%
ResearchGate GmbH, Series D, (Acquired 09/24/20, Cost: $6,999,988)	424,688	6,145,235

Food & Staples Retailing — 1.6%
GrubMarket, Inc. , Series D, (Acquired 07/23/20, Cost: $8,000,001)	1,762,969	39,966,507

Food Products — 0.8%
Farmer’s Business Network, Inc., Series F, (Acquired 07/31/20, Cost: $11,961,002)	361,834	20,367,636

Interactive Media & Services — 2.1%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $35,000,075)	319,419	51,460,818

IT Services — 1.8%
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $12,000,008)	1,974,374	11,411,882
Trumid Holdings LLC(g)
Class J-A, (Acquired 07/24/20, Cost: $9,999,857)	20,154	17,124,451
Class J-B, (Acquired 07/24/20, Cost: $5,999,914)	20,154	17,124,450

		45,660,783

Road & Rail — 0.5%
FlixMobility GmbH, Series F, (Acquired 07/26/19, Cost: $16,947,253)	850	12,775,083

Semiconductors & Semiconductor Equipment — 5.5%
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $7,000,000)	1,018,908	6,164,394
Psiquantum Corp., Series C, (Acquired 09/09/19, Cost: $9,101,310)	1,962,335	40,325,984

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
PsiQuantum Corp., Series C, (Acquired 05/21/21, Cost: $19,999,969)	762,595	$19,652,073
SambaNova Systems, Inc.
Series C, (Acquired 02/20/20, Cost: $33,904,161)	636,800	64,189,440
Series D, (Acquired 04/09/21, Cost: $6,999,979)	73,670	7,425,936

		137,757,827

Software — 6.7%
Databricks, Inc.
Series F, (Acquired 10/22/19, Cost: $13,200,019)	307,346	54,437,123
Series G, (Acquired 02/01/21, Cost: $18,500,004)	104,303	18,474,147
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $11,499,999)	875,059	23,801,605
Rapyd Financial Network Ltd., Series E, (Acquired 03/31/21, Cost: $13,999,978)	190,705	15,946,752
Snyk Ltd. , (Acquired 11/02/20, Cost: $13,212,590)	2,663,936	33,565,594
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $6,801,016)	597,680	14,326,390
Series C, (Acquired 09/18/20, Cost: $7,994,787)	292,000	6,999,240

		167,550,851

		523,428,460

Total Preferred Securities — 20.8% (Cost: $301,372,996)		523,428,460

Warrants

IT Services — 0.0%
TRAX Ltd. (Expires 09/15/2023), (Acquired 09/12/19, Cost: $0)(a)(c)(d)	46,928	259,043

Total Warrants — 0.0% (Cost: $ — )		259,043

Total Long-Term Investments — 100.2% (Cost: $1,445,100,686)		2,519,863,302

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(h)(i)	30,999,455	30,999,455
SL Liquidity Series, LLC, Money Market Series, 0.43%(h)(i)(j)	16,658,815	16,653,818

Total Short-Term Securities — 1.9% (Cost: $47,651,612)		47,653,273

Total Investments Before Options Written — 102.1% (Cost: $1,492,752,298)		2,567,516,575

Options Written — (1.3)% (Premiums Received: $(22,471,621))		(32,703,250)

Total Investments, Net of Options Written — 100.8% (Cost: $1,470,280,677)		2,534,813,325

Liabilities in Excess of Other Assets — (0.8)%		(19,484,235)

Net Assets — 100.0%		$2,515,329,090

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Science and Technology Trust II (BSTZ)

(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $859,995,554, representing 34.2% of its net assets as of period end, and an original cost of $449,309,209.

(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	All or a portion of the security is held by a wholly-owned subsidiary.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$46,915,934	$—		$(15,916,479	)(a)	$—	$—	$30,999,455	30,999,455	$4,281		$—
SL Liquidity Series, LLC, Money Market Series	1,949,219	14,704,984	(a)	—		(2,046)	1,661	16,653,818	16,658,815	48,144	(b)	—

						$(2,046)	$1,661	$47,653,273		$52,425		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

	Number of	Expiration				Notional
Description	Contracts	Date	Exercise Price		Amount (000)		Value

Call
Atlassian Corp., PLC Class A	128	04/01/22	USD	325.00	USD	3,761	$(2,560)
Block, Inc.	173	04/01/22	USD	140.00	USD	2,346	(15,051)
Cloudflare, Inc., Class A	370	04/01/22	USD	124.00	USD	4,429	(25,345)
Coinbase Global, Inc., Class A	41	04/01/22	USD	195.00	USD	778	(4,613)
MercadoLibre, Inc.	8	04/01/22	USD	1,260.00	USD	952	(4,640)
Twilio, Inc., Class A	194	04/01/22	USD	180.00	USD	3,197	(2,522)
Zscaler, Inc.	71	04/01/22	USD	260.00	USD	1,713	(817)
Lattice Semiconductor Corp.	666	04/04/22	USD	58.50	USD	4,059	(195,287)
Grid Dynamics Holdings, Inc.	900	04/05/22	USD	30.00	USD	1,267	—
Block, Inc.	200	04/08/22	USD	120.00	USD	2,712	(339,500)
Crowdstrike Holdings, Inc., Class A	68	04/08/22	USD	205.00	USD	1,544	(161,330)
Farfetch Ltd., Class A	617	04/08/22	USD	25.25	USD	933	(107)
Lyft, Inc., Class A	154	04/08/22	USD	43.00	USD	591	(1,848)
Marvell Technology Inc.	785	04/08/22	USD	77.51	USD	5,629	(20,255)
MercadoLibre, Inc.	31	04/08/22	USD	1,210.00	USD	3,687	(95,790)
MongoDB, Inc.	32	04/08/22	USD	420.00	USD	1,419	(100,320)
Okta, Inc.	132	04/08/22	USD	195.00	USD	1,993	(3,432)
Roku, Inc.	76	04/08/22	USD	155.00	USD	952	(1,406)
Snap, Inc., Class A	463	04/08/22	USD	42.00	USD	1,666	(6,251)
Tesla, Inc.	100	04/08/22	USD	890.00	USD	10,776	(1,893,250)
Unity Software, Inc.	283	04/08/22	USD	115.00	USD	2,808	(9,198)
Zscaler, Inc.	72	04/08/22	USD	275.00	USD	1,737	(3,456)
Zscaler, Inc.	72	04/08/22	USD	260.00	USD	1,737	(12,204)
Altair Engineering, Inc., Class A	277	04/14/22	USD	70.00	USD	1,784	(96,950)
Applovin Corp., Class A	525	04/14/22	USD	75.00	USD	2,891	(15,750)

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Science and Technology Trust II (BSTZ)

Exchange-Traded Options Written (continued)

	Number of	Expiration				Notional
Description	Contracts	Date	Exercise Price		Amount (000)		Value

Call (continued)
Aspen Technology, Inc.	118	04/14/22	USD	145.00	USD	1,951	$(238,950)
Atlassian Corp., PLC Class A	87	04/14/22	USD	270.00	USD	2,556	(260,565)
Avalara, Inc.	430	04/14/22	USD	115.00	USD	4,279	(22,575)
Block, Inc.	158	04/14/22	USD	115.00	USD	2,142	(348,785)
Cloudflare, Inc., Class A	120	04/14/22	USD	120.00	USD	1,436	(75,600)
Confluent, Inc., Class A	205	04/14/22	USD	85.00	USD	841	(3,075)
Dlocal Ltd., Class A	296	04/14/22	USD	45.00	USD	925	(4,440)
Dlocal Ltd., Class A	596	04/14/22	USD	30.00	USD	1,863	(141,550)
Elastic NV	117	04/14/22	USD	105.00	USD	1,041	(4,680)
Elastic NV	255	04/14/22	USD	85.00	USD	2,268	(161,925)
Endava PLC, ADR	325	04/14/22	USD	145.00	USD	4,323	(73,125)
Endava PLC, ADR	342	04/14/22	USD	150.00	USD	4,550	(63,270)
Eventbrite, Inc., Class A	1,161	04/14/22	USD	17.50	USD	1,715	(17,415)
Eventbrite, Inc., Class A	1,160	04/14/22	USD	15.00	USD	1,713	(63,800)
Farfetch Ltd., Class A	1,238	04/14/22	USD	30.00	USD	1,872	(3,714)
Farfetch Ltd., Class A	1,058	04/14/22	USD	15.00	USD	1,600	(117,438)
Gitlab, Inc., Class A	550	04/14/22	USD	65.00	USD	2,995	(59,125)
Grid Dynamics Holdings, Inc.	765	04/14/22	USD	25.75	USD	1,077	(3,316)
Jabil, Inc.	355	04/14/22	USD	65.00	USD	2,191	(14,200)
Lattice Semiconductor Corp.	660	04/14/22	USD	70.00	USD	4,023	(18,150)
Legalzoom.com, Inc.	1,500	04/14/22	USD	20.00	USD	2,121	(22,500)
Legalzoom.com, Inc.	871	04/14/22	USD	15.00	USD	1,232	(28,308)
Lightspeed Commerce, Inc.	906	04/14/22	CAD	43.00	CAD	3,455	(45,657)
Lightspeed Commerce, Inc.	170	04/14/22	CAD	30.00	CAD	648	(114,566)
Lyft, Inc., Class A	515	04/14/22	USD	40.00	USD	1,978	(41,458)
MACOM Technology Solutions Holdings, Inc., Class H	560	04/14/22	USD	64.00	USD	3,353	(40,678)
Marvell Technology Inc.	1,248	04/14/22	USD	85.00	USD	8,949	(11,232)
MongoDB, Inc.	47	04/14/22	USD	480.00	USD	2,085	(29,140)
Monolithic Power Systems, Inc.	185	04/14/22	USD	510.00	USD	8,985	(129,500)
Okta, Inc.	44	04/14/22	USD	200.00	USD	664	(594)
Pure Storage, Inc., Class A	2,179	04/14/22	USD	29.00	USD	7,694	(1,405,455)
Roku, Inc.	72	04/14/22	USD	160.00	USD	902	(2,628)
Samsara, Inc., Class A	250	04/14/22	USD	30.00	USD	401	(1,250)
Samsara, Inc., Class A	964	04/14/22	USD	22.50	USD	1,544	(4,820)
Shift4 Payments, Inc., Class A	266	04/14/22	USD	60.00	USD	1,647	(117,040)
Snap, Inc., Class A	1,063	04/14/22	USD	39.00	USD	3,826	(76,536)
Synopsys, Inc.	33	04/14/22	USD	330.00	USD	1,100	(37,950)
Take-Two Interactive Software, Inc.	186	04/14/22	USD	175.00	USD	2,860	(7,440)
Tesla, Inc.	51	04/14/22	USD	1,100.00	USD	5,496	(190,230)
Thoughtworks Holding Inc.	773	04/14/22	USD	25.00	USD	1,609	(23,190)
TransUnion	516	04/14/22	USD	105.00	USD	5,332	(76,110)
Trip.com Group Ltd., ADR	1,120	04/14/22	USD	33.50	USD	2,589	(124)
Trip.com Group Ltd., ADR	1,119	04/14/22	USD	27.00	USD	2,587	(22,380)
Twilio, Inc., Class A	124	04/14/22	USD	195.00	USD	2,044	(7,998)
Wolfspeed, Inc.	276	04/14/22	USD	120.00	USD	3,143	(84,870)
Wolfspeed, Inc.	275	04/14/22	USD	115.00	USD	3,131	(118,250)
ZoomInfo Technologies, Inc., Class A	507	04/14/22	USD	60.00	USD	3,029	(120,413)
Atlassian PLC, Class A	53	04/22/22	USD	285.00	USD	1,557	(113,155)
Block, Inc.	156	04/22/22	USD	140.00	USD	2,115	(105,300)
Crowdstrike Holdings, Inc., Class A	142	04/22/22	USD	205.00	USD	3,225	(371,330)
Lyft, Inc., Class A	178	04/22/22	USD	44.00	USD	684	(5,251)
Marvell Technology Inc.	563	04/22/22	USD	70.00	USD	4,037	(229,423)
MercadoLibre, Inc.	17	04/22/22	USD	1,080.00	USD	2,022	(230,775)
Tesla, Inc.	36	04/22/22	USD	935.00	USD	3,879	(565,290)
Tesla, Inc.	51	04/22/22	USD	1,075.00	USD	5,496	(311,992)
Trade Desk, Inc., Class A	450	04/22/22	USD	64.00	USD	3,116	(334,125)
Unity Software, Inc.	71	04/22/22	USD	101.00	USD	704	(37,275)
Zscaler, Inc.	125	04/22/22	USD	220.00	USD	3,016	(330,625)
Ambarella, Inc.	139	04/29/22	USD	100.00	USD	1,458	(133,440)
Block, Inc.	217	04/29/22	USD	120.00	USD	2,943	(431,287)
Cloudflare, Inc., Class A	280	04/29/22	USD	106.00	USD	3,352	(508,200)
Coinbase Global, Inc., Class A	47	04/29/22	USD	205.00	USD	892	(37,130)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Science and Technology Trust II (BSTZ)

Exchange-Traded Options Written (continued)

	Number of	Expiration				Notional
Description	Contracts	Date	Exercise Price		Amount (000)		Value

Call (continued)
Lyft, Inc., Class A	178	04/29/22	USD	40.00	USD	684	$(26,611)
Marvell Technology Inc.	1,013	04/29/22	USD	73.00	USD	7,264	(289,718)
MercadoLibre, Inc.	17	04/29/22	USD	1,000.00	USD	2,022	(351,730)
MongoDB, Inc.	40	04/29/22	USD	450.00	USD	1,774	(100,800)
Okta, Inc.	48	04/29/22	USD	175.00	USD	725	(9,192)
Roku, Inc.	76	04/29/22	USD	150.00	USD	952	(17,442)
Snap, Inc., Class A	787	04/29/22	USD	34.00	USD	2,832	(356,117)
Take-Two Interactive Software, Inc.	74	04/29/22	USD	150.00	USD	1,138	(61,790)
Trade Desk, Inc., Class A	275	04/29/22	USD	73.00	USD	1,904	(90,063)
Twilio, Inc., Class A	250	04/29/22	USD	185.00	USD	4,120	(101,875)
Unity Software, Inc.	223	04/29/22	USD	110.00	USD	2,212	(68,461)
Zscaler, Inc.	134	04/29/22	USD	250.00	USD	3,233	(133,665)
Crowdstrike Holdings, Inc., Class A	209	05/06/22	USD	225.00	USD	4,746	(327,607)
Lyft, Inc., Class A	278	05/06/22	USD	43.00	USD	1,068	(29,051)
Okta, Inc.	199	05/06/22	USD	160.00	USD	3,004	(126,365)
Snap, Inc., Class A	460	05/06/22	USD	39.00	USD	1,656	(116,150)
Tesla, Inc.	100	05/06/22	USD	1,100.00	USD	10,776	(730,000)
Zscaler, Inc.	72	05/06/22	USD	265.00	USD	1,737	(48,240)
Marvell Technology Inc.	1,388	05/13/22	USD	77.00	USD	9,953	(354,634)
Take-Two Interactive Software, Inc.	162	05/13/22	USD	165.00	USD	2,491	(50,625)
Ambarella, Inc.	139	05/20/22	USD	110.00	USD	1,458	(93,825)
Applovin Corp., Class A	909	05/20/22	USD	55.00	USD	5,006	(559,035)
Aspen Technology, Inc.	147	05/20/22	USD	155.00	USD	2,431	(178,605)
Atlassian Corp., PLC Class A	34	05/20/22	USD	330.00	USD	999	(40,970)
Avalara, Inc.	168	05/20/22	USD	90.00	USD	1,672	(238,560)
Coinbase Global, Inc., Class A	21	05/20/22	USD	200.00	USD	399	(31,185)
Confluent, Inc., Class A	165	05/20/22	USD	45.00	USD	677	(62,700)
Dlocal Ltd.	433	05/20/22	USD	45.00	USD	1,354	(16,238)
Elastic NV	255	05/20/22	USD	90.00	USD	2,268	(173,400)
Endava PLC, ADR	530	05/20/22	USD	130.00	USD	7,051	(614,800)
Gitlab, Inc., Class A	550	05/20/22	USD	70.00	USD	2,995	(151,250)
Grid Dynamics Holdings, Inc.	2,441	05/20/22	USD	15.00	USD	3,437	(427,175)
Jabil, Inc.	356	05/20/22	USD	65.00	USD	2,198	(54,290)
Lattice Semiconductor Corp.	935	05/20/22	USD	65.00	USD	5,699	(322,575)
Lightspeed Commerce, Inc.	906	05/20/22	CAD	45.00	CAD	3,455	(146,392)
Lightspeed Commerce, Inc.	170	05/20/22	CAD	30.00	CAD	648	(130,204)
Lyft, Inc., Class A	357	05/20/22	USD	42.50	USD	1,371	(54,978)
MACOM Technology Solutions Holdings, Inc., Class H	260	05/20/22	USD	65.00	USD	1,557	(61,750)
MACOM Technology Solutions Holdings, Inc., Class H	208	05/20/22	USD	70.00	USD	1,245	(30,160)
Marvell Technology Inc.	1,013	05/20/22	USD	80.00	USD	7,264	(189,431)
MongoDB, Inc.	136	05/20/22	USD	400.00	USD	6,033	(860,880)
Monolithic Power Systems, Inc.	201	05/20/22	USD	500.00	USD	9,762	(574,860)
Okta, Inc.	48	05/20/22	USD	170.00	USD	725	(23,040)
Pure Storage, Inc., Class A	859	05/20/22	USD	35.00	USD	3,033	(206,160)
Pure Storage, Inc., Class A	164	05/20/22	USD	36.00	USD	579	(30,340)
Roku, Inc.	133	05/20/22	USD	135.00	USD	1,666	(142,310)
Samsara, Inc., Class A	1,034	05/20/22	USD	18.00	USD	1,656	(136,158)
Shift4 Payments, Inc., Class A	297	05/20/22	USD	65.00	USD	1,839	(155,925)
Shift4 Payments, Inc., Class A	298	05/20/22	USD	70.00	USD	1,846	(98,340)
Snap, Inc., Class A	463	05/20/22	USD	42.00	USD	1,666	(90,285)
Synopsys, Inc.	130	05/20/22	USD	340.00	USD	4,333	(199,550)
Tesla, Inc.	43	05/20/22	USD	1,025.00	USD	4,634	(519,117)
Thoughtworks Holding Inc.	774	05/20/22	USD	22.50	USD	1,611	(94,815)
Trade Desk, Inc., Class A	75	05/20/22	USD	80.00	USD	519	(23,250)
Unity Software, Inc.	248	05/20/22	USD	95.00	USD	2,460	(313,100)
Wolfspeed, Inc.	275	05/20/22	USD	125.00	USD	3,131	(154,000)
ZoomInfo Technologies, Inc.	884	05/20/22	USD	70.00	USD	5,281	(137,020)
Confluent, Inc., Class A	346	06/10/22	USD	51.50	USD	1,419	(90,509)
Marvell Technology Inc.	630	06/17/22	USD	80.00	USD	4,518	(197,820)

							$(22,227,633)

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Science and Technology Trust II (BSTZ)

OTC Options Written

		Number of	Expiration				Notional
Description	Counterparty	Contracts	Date	Exercise Price		Amount (000)		Value

Call
Altium Ltd.	Morgan Stanley & Co. International PLC	85,000	04/01/22	AUD	36.32	AUD	2,902	$(175)
Kakao Corp.	Morgan Stanley & Co. International PLC	175,200	04/01/22	USD	90,467.67	USD	18,658,800	(2,314,804)
Synopsys, Inc.	JPMorgan Chase Bank N.A.	23,400	04/04/22	USD	337.85	USD	7,799	(69,317)
Kakao Corp.	JPMorgan Chase Bank N.A.	63,300	04/06/22	USD	93,169.44	USD	6,741,450	(696,582)
Wolfspeed, Inc.	Citibank N.A.	27,600	04/06/22	USD	105.90	USD	3,143	(244,306)
Adyen NV	Credit Suisse International	5,200	04/07/22	EUR	1,816.42	EUR	9,407	(269,925)
Alphawave IP Group PLC	Goldman Sachs International	90,900	04/07/22	GBP	1.74	GBP	160	(11,516)
HYBE Co. Ltd.	Morgan Stanley & Co. International PLC	34,500	04/07/22	USD	294,689.29	USD	10,677,750	(493,193)
Soitec SA	Goldman Sachs International	3,400	04/07/22	EUR	139.69	EUR	582	(112,424)
Altair Engineering, Inc., Class A	JPMorgan Chase Bank N.A.	30,000	04/08/22	USD	69.19	USD	1,932	(7,918)
Freee KK	Goldman Sachs International	43,200	04/12/22	JPY	4,503.12	JPY	189,864	(76,922)
Samsung SDI Co. Ltd.	JPMorgan Chase Bank N.A.	24,900	04/20/22	USD	581,319.65	USD	14,840,400	(644,131)
Soitec SA	UBS AG	16,000	04/20/22	EUR	169.02	EUR	2,738	(126,934)
BE Semiconductor Industries NV	Goldman Sachs International	42,200	04/21/22	EUR	79.92	EUR	3,286	(87,548)
Gmo Payment Gateway Inc.	Goldman Sachs International	15,900	04/21/22	JPY	12,268.72	JPY	200,022	(98,327)
Wolfspeed, Inc.	Barclays Bank PLC	43,300	04/21/22	USD	108.34	USD	4,930	(382,991)
Xero Ltd.	UBS AG	39,200	04/21/22	AUD	105.16	AUD	4,028	(90,465)
Alphawave IP Group PLC	UBS AG	70,000	04/26/22	GBP	1.57	GBP	123	(24,385)
TransUnion	Citibank N.A.	44,600	04/26/22	USD	107.91	USD	4,609	(74,630)
Altium Ltd.	Morgan Stanley & Co. International PLC	85,000	04/27/22	AUD	33.37	AUD	2,902	(120,631)
Asm International NV	Goldman Sachs International	7,900	04/27/22	EUR	308.19	EUR	2,624	(247,418)
Gmo Payment Gateway Inc.	UBS AG	15,700	04/27/22	JPY	10,943.86	JPY	197,506	(214,927)
Nordic Semiconductor ASA	Barclays Bank PLC	97,900	04/27/22	NOK	250.15	NOK	22,243	(36,136)
Soitec SA	Morgan Stanley & Co. International PLC	9,800	04/27/22	EUR	136.31	EUR	1,677	(365,845)
Altium Ltd.	Morgan Stanley & Co. International PLC	85,000	05/04/22	AUD	34.93	AUD	2,902	(86,172)
Asm International NV	Barclays Bank PLC	18,700	05/04/22	EUR	348.81	EUR	6,210	(188,378)
Xero Ltd.	Societe Generale	1,900	05/04/22	AUD	104.78	AUD	195	(6,329)
BE Semiconductor Industries NV	Goldman Sachs International	38,600	05/05/22	EUR	85.49	EUR	3,005	(53,261)
Soitec SA	Morgan Stanley & Co. International PLC	2,200	05/05/22	EUR	182.43	EUR	376	(9,683)
Wolfspeed, Inc.	BNP Paribas SA	16,000	05/05/22	USD	105.84	USD	1,822	(209,210)
Freee KK	JPMorgan Chase Bank N.A.	86,800	05/06/22	JPY	4,348.16	JPY	381,486	(339,680)
Gmo Payment Gateway Inc.	JPMorgan Chase Bank N.A.	47,200	05/06/22	JPY	12,453.00	JPY	593,776	(339,917)
Silergy Corp.	Morgan Stanley & Co. International PLC	46,000	05/11/22	USD	3,595.20	USD	157,780	(350,964)
BE Semiconductor Industries NV	Goldman Sachs International	39,300	05/13/22	EUR	88.30	EUR	3,060	(24,667)
Shift4 Payments, Inc., Class A	BNP Paribas SA	29,700	05/13/22	USD	50.96	USD	1,839	(393,125)
Soitec SA	Morgan Stanley & Co. International PLC	19,000	05/13/22	EUR	185.82	EUR	3,251	(84,315)
Lasertec Corp.	JPMorgan Chase Bank N.A.	118,800	05/17/22	JPY	21,414.09	JPY	2,469,258	(1,326,836)
Soitec SA	Morgan Stanley & Co. International PLC	6,400	05/18/22	EUR	183.39	EUR	1,095	(37,069)
Thoughtworks Holding Inc.	Bank of America N.A.	77,200	06/03/22	USD	22.36	USD	1,607	(127,934)
ZoomInfo Technologies, Inc.	JPMorgan Chase Bank N.A.	25,700	06/10/22	USD	65.62	USD	1,535	(86,627)

								$(10,475,617)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Science and Technology Trust II (BSTZ)

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$101,667,644	$—	$—	$101,667,644
Capital Markets	5,960,845	—	—	5,960,845
Diversified Consumer Services	—	—	21,866,298	21,866,298
Electronic Equipment, Instruments & Components	12,554,462	47,283,221	—	59,837,683
Entertainment	31,363,738	24,982,516	—	56,346,254
Hotels, Restaurants & Leisure	14,794,488	—	—	14,794,488
Interactive Media & Services	71,217,417	59,972,385	—	131,189,802
Internet & Direct Marketing Retail	51,761,191	—	—	51,761,191
IT Services	268,389,832	52,524,721	182,129,774	503,044,327
Professional Services	37,988,525	—	—	37,988,525
Road & Rail	18,220,531	—	—	18,220,531
Semiconductors & Semiconductor Equipment	259,226,411	229,426,915	3,775,863	492,429,189
Software	323,398,003	99,757,626	45,604,355	468,759,984
Technology Hardware, Storage & Peripherals	32,309,038	—	—	32,309,038
Preferred Securities
Preferred Stocks	—	—	523,428,460	523,428,460
Warrants	—	—	259,043	259,043
Short-Term Securities
Money Market Funds	30,999,455	—	—	30,999,455

	$1,259,851,580	$513,947,384	$777,063,793	2,550,862,757

Investments Valued at NAV(a)				16,653,818

				$2,567,516,575

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(21,741,199)	$(10,962,051)	$—	$(32,703,250)

(a)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Unfunded SPAC PIPE Commitments		Warrants	Total

Assets
Opening balance, as of December 31, 2021	$246,829,600	$565,071,190	$—	(a)	$323,803	$812,224,593
Transfers into Level 3	—	—	—		—	—
Transfers out of Level 3	—	—	—		—	—
Accrued discounts/premiums	—	—	—		—	—
Net realized gain (loss)	—	—	—		—	—
Net change in unrealized appreciation (depreciation)(b)	6,546,690	(20,024,751)	—	(a)	(64,760)	(13,542,821)

7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Science and Technology Trust II (BSTZ)

	Common Stocks	Preferred Stocks	Unfunded SPAC PIPE Commitments		Warrants	Total

Purchases	$—	$—	$—		$—	$—
Sales	—	(21,617,979)	—		—	(21,617,979)

Closing balance, as of March 31, 2022	$253,376,290	$523,428,460	$—	(a)	$259,043	$777,063,793

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022(b)	$6,546,690	$(8,139,966)	$—	(a)	$(64,760)	$(1,658,036)

(a)	Rounds to less than $1.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Common Stocks	$253,376,290	Market	Revenue Multiple	3.25x - 30.00x		21.47x
			Volatility	38% - 70%		43%
			Time to Exit	0.5 - 2.0		0.7
Preferred Stocks	523,428,460	Market	Revenue Multiple	3.00x - 30.00x		17.78x
			Volatility	31% - 60%		49%
			Time to Exit	3.0 - 4.0		3.9
			Recent Transactions	$ 22.67		—
Warrants	259,043	Market	Volatility	38%		—
			Time to Exit	0.5		—

	$777,063,793

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8